Net interest income (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Net Interest Income [Line Items]
Interest income from loans and deposits	$ 6,247	$ 4,106	$ 1,886	$ 10,353	$ 3,546
Interest income from securities financing transactions measured at amortized cost	1,004	766	209	1,769	327
Interest income from other financial instruments measured at amortized cost	282	259	118	540	191
Interest income from debt instruments measured at fair value through other comprehensive income	26	23	6	48	47
Interest income from derivative instruments designated as cash flow hedges	(457)	(376)	160	(833)	413
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	7,101	4,777	2,380	11,878	4,525
Interest expense on loans and deposits	3,024	1,994	262	5,018	401
Interest expense on securities financing transactions measured at amortized cost	616	365	288	981	512
Interest expense on debt issued	2,205	1,429	498	3,635	893
Interest expense on lease liabilities	35	26	22	61	45
Total interest expense from financial instruments measured at amortized cost	5,880	3,814	1,070	9,695	1,852
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	1,221	962	1,310	2,183	2,673
Net interest income from financial instruments measured at fair value through profit or loss and other	493	425	355	918	763
Total net interest income	$ 1,713	$ 1,388	$ 1,665	$ 3,101	$ 3,436